11. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share Options, Outstanding	2,539,000
Share Options, Exercisable	2,536,500
Share Option 1
Share Options, Exercise Price | $ / shares	$ 0.22
Share Options, Expiry Date	Jan. 27, 2019
Share Options, Outstanding	169,000
Share Options, Exercisable	169,000
Share Option 2
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Jul. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 3
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Aug. 03, 2019
Share Options, Outstanding	75,000
Share Options, Exercisable	75,000
Share Option 4
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Sep. 27, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 5
Share Options, Exercise Price | $ / shares	$ 0.28
Share Options, Expiry Date	Nov. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 6
Share Options, Exercise Price | $ / shares	$ 0.28
Share Options, Expiry Date	Dec. 08, 2022
Share Options, Outstanding	1,330,000
Share Options, Exercisable	1,327,500
Share Option 7
Share Options, Exercise Price | $ / shares	$ 0.24
Share Options, Expiry Date	Mar. 27, 2023
Share Options, Outstanding	200,000
Share Options, Exercisable	200,000
Share Option 8
Share Options, Exercise Price | $ / shares	$ 0.21
Share Options, Expiry Date	Apr. 11, 2023
Share Options, Outstanding	175,000
Share Options, Exercisable	175,000
Share Option 9
Share Options, Exercise Price | $ / shares	$ 0.125
Share Options, Expiry Date	Sep. 12, 2023
Share Options, Outstanding	140,000
Share Options, Exercisable	140,000